Segment Report - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales revenue, services	$ 499,912,000	[1]	$ 407,177,000	[1]	$ 334,061,000	[1]
Manufacturing Services
Segment Reporting Information [Line Items]
Sales revenue, services			20,400,000		15,900,000
Cost of revenue			$ 12,700,000		$ 8,700,000

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).